PORTFOLIO OF INVESTMENTS – as of June 30, 2020 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 84.7% of Net Assets

Non-Convertible Bonds – 79.7%

	ABS Other – 0.3%
$21,324,711	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(b)(c)	$14,287,557
20,406,608	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(d)(e)	6,300,744
9,140,499	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(d)(e)	933,611
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(d)(e)(f)	—
8,689,623	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(a)(b)(c)	6,876,359

		28,398,271

	Aerospace & Defense – 1.6%
260,000	Boeing Co. (The), 3.100%, 5/01/2026	264,936
560,000	Boeing Co. (The), 3.250%, 2/01/2035	510,609
3,715,000	Boeing Co. (The), 3.550%, 3/01/2038	3,383,247
45,000	Boeing Co. (The), 3.625%, 3/01/2048	39,543
2,050,000	Boeing Co. (The), 3.750%, 2/01/2050	1,840,593
1,200,000	Boeing Co. (The), 3.850%, 11/01/2048	1,073,010
7,515,000	Boeing Co. (The), 3.950%, 8/01/2059	6,585,547
26,680,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	18,676,000
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	722,722
11,844,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	7,224,840
10,075,000	Bombardier, Inc., 7.875%, 4/15/2027, 144A	6,599,125
4,055,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	3,588,675
10,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	12,252,084
10,821,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	13,624,396
328,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	412,975
6,995,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 2.127%, 2/15/2067, 144A(g)	4,351,240
9,030,000	TransDigm, Inc., 5.500%, 11/15/2027	7,880,481
25,941,000	TransDigm, Inc., 6.500%, 7/15/2024	24,768,207

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Aerospace & Defense – continued
$400,000	TransDigm, Inc., 7.500%, 3/15/2027	$383,800
29,130,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	30,615,339

		144,797,369

	Airlines – 1.0%
345,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	160,387
29,295,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	16,991,100
4,062,700	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	2,847,912
3,913,148	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	2,718,042
18,745,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	17,755,077
2,027,265	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	1,945,444
284,489	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	286,393
41,995,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	42,099,987
5,005,001	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	4,591,333

		89,395,675

	Automotive – 2.4%
3,641,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	3,613,692
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	4,034,404
1,000,000	Dana, Inc., 5.625%, 6/15/2028	992,700
22,650,000	Ford Motor Co., 4.750%, 1/15/2043	17,843,670
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,540,313
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,649,125
6,430,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/2025	6,432,572
26,145,000	Ford Motor Credit Co. LLC, 5.596%, 1/07/2022	26,341,087
3,505,000	General Motors Co., 5.200%, 4/01/2045	3,394,869
3,170,000	General Motors Co., 6.250%, 10/02/2043	3,368,673
88,950,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	86,571,858
37,875,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	38,898,761

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$17,724,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	$16,235,184
6,201,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,158,709

		217,075,617

	Banking – 5.6%
4,423,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	4,926,568
59,285,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	67,849,182
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(h)	23,976,000
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	7,778,963
4,045,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	4,279,692
2,275,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,113,452
27,405,000	Goldman Sachs Group, Inc. (The), Series MPLE, 3.550%, 2/12/2021, (CAD)	20,492,585
26,445,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	27,097,191
6,600,000	Morgan Stanley, 3.950%, 4/23/2027	7,428,165
47,205,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	54,431,163
75,000,000	Morgan Stanley, GMTN, 5.000%, 9/30/2021, (AUD)	54,141,518
139,740,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	151,019,542
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	19,196,819
68,800,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	51,780,413
2,250,000	National Australia Bank Ltd., 5.000%, 3/11/2024, (AUD)	1,785,392
15,445,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	15,570,576

		513,867,221

	Brokerage – 1.2%
2,010,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	1,768,800
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	55,639,250
21,725,000	Jefferies Group LLC, 6.250%, 1/15/2036	24,890,032
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	26,318,620

		108,616,702

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – 0.3%
$7,794,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	$7,618,635
4,835,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	4,641,600
4,057,000	Masco Corp., 6.500%, 8/15/2032	4,929,819
4,534,000	Masco Corp., 7.750%, 8/01/2029	5,816,139
650,000	Owens Corning, 4.400%, 1/30/2048	676,686
6,344,000	Owens Corning, 7.000%, 12/01/2036	8,106,088

		31,788,967

	Cable Satellite – 0.9%
24,710,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	25,821,950
9,330,000	DISH DBS Corp., 5.000%, 3/15/2023	9,307,608
8,654,000	DISH DBS Corp., 7.750%, 7/01/2026	9,173,240
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	6,590,506
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	660,177
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	12,276,656
17,637,000	Ziggo BV, 5.500%, 1/15/2027, 144A	17,858,521

		81,688,658

	Chemicals – 0.3%
18,254,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	15,333,360
9,275,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	9,413,940

		24,747,300

	Construction Machinery – 0.5%
27,030,000	Toro Co. (The), 6.625%, 5/01/2037(a)(c)	33,087,423
3,280,000	United Rentals North America, Inc., 4.875%, 1/15/2028	3,362,000
9,505,000	United Rentals North America, Inc., 6.500%, 12/15/2026	9,980,250

		46,429,673

	Consumer Cyclical Services – 0.1%
8,919,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	9,652,142

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Products – 0.2%
$15,473,000	Avon Products, Inc., 8.950%, 3/15/2043	$17,484,490
3,435,000	Whirlpool Corp., 4.600%, 5/15/2050	3,910,661

		21,395,151

	Diversified Manufacturing – 0.2%
8,950,000	General Electric Co., 4.500%, 3/11/2044	8,950,251
11,695,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 1.519%, 5/13/2024(g)	10,920,435
2,080,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(h)	1,624,646

		21,495,332

	Electric – 0.6%
36,874,232	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	44,619,831
1,230,000	Edison International, 4.950%, 4/15/2025	1,347,869
8,663,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	9,888,259

		55,855,959

	Finance Companies – 4.9%
3,100,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 2.969%, 1/15/2067, 144A(a)(b)(e)(g)	824,973
15,585,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	14,948,993
27,210,000	Antares Holdings LP, 8.500%, 5/18/2025, 144A	27,171,648
42,435,000	GE Capital Funding LLC, 4.550%, 5/15/2032, 144A	43,812,907
445,000	Navient Corp., 5.000%, 3/15/2027	373,800
27,420,000	Navient Corp., 5.500%, 1/25/2023	26,288,925
5,365,000	Navient Corp., 5.875%, 10/25/2024	5,039,774
150,996(††)	Navient Corp., 6.000%, 12/15/2043	3,046,722
38,431,000	Navient Corp., 6.750%, 6/15/2026	35,548,675
58,523,000	Navient Corp., MTN, 5.625%, 8/01/2033	45,062,710
75,452,000	Navient Corp., MTN, 6.125%, 3/25/2024	71,679,400
2,950,000	Navient Corp., MTN, 7.250%, 1/25/2022	2,957,375
10,870,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	11,216,536

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$31,410,000	Springleaf Finance Corp., 6.875%, 3/15/2025	$32,224,697
10,145,000	Springleaf Finance Corp., 7.125%, 3/15/2026	10,499,973
36,085,000	Springleaf Finance Corp., 7.750%, 10/01/2021	37,544,638
77,845,000	Springleaf Finance Corp., 8.250%, 10/01/2023	83,294,150

		451,535,896

	Financial Other – 0.4%
35,775,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	37,809,524

	Food & Beverage – 0.3%
1,500,000	Fonterra Co-operative Group Ltd., MTN, 4.500%, 6/30/2021, (AUD)	1,069,287
23,500,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	23,056,790

		24,126,077

	Gaming – 0.2%
17,635,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	18,075,875

	Government Owned - No Guarantee – 0.1%
8,465,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	10,794,231

	Healthcare – 3.2%
3,000,000	CHS/Community Health Systems, Inc., 6.625%, 2/15/2025, 144A	2,820,000
5,175,000	HCA, Inc., 5.375%, 9/01/2026	5,622,224
27,204,000	HCA, Inc., 7.050%, 12/01/2027	30,468,480
27,545,000	HCA, Inc., 7.500%, 11/06/2033	33,467,175
45,324,000	HCA, Inc., 8.360%, 4/15/2024	52,122,600
6,944,000	HCA, Inc., MTN, 7.580%, 9/15/2025	7,985,600
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	14,624,050
46,555,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	44,935,352
54,975,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	54,562,687
49,062,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	43,419,870
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,039,500
690,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	690,000

		291,757,538

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – 0.7%
$8,225,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	$7,978,250
52,605,000	PulteGroup, Inc., 6.000%, 2/15/2035	60,548,355

		68,526,605

	Independent Energy – 2.2%
6,177,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	5,801,586
24,372,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	20,777,130
6,507,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	3,969,270
11,379,000	California Resources Corp., 5.500%, 9/15/2021(a)(c)(f)	113,790
1,709,000	California Resources Corp., 6.000%, 11/15/2024(a)(c)(i)	17,090
103,250,000	California Resources Corp., 8.000%, 12/15/2022, 144A(a)(c)(i)	4,064,952
1,835,000	Chesapeake Energy Corp., 4.875%, 4/15/2022(a)(c)(i)	45,875
24,610,000	Chesapeake Energy Corp., 8.000%, 1/15/2025(a)(c)(i)	553,725
64,710,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(a)(c)(i)	1,455,975
19,891,000	Continental Resources, Inc., 3.800%, 6/01/2024	18,598,483
8,832,000	Continental Resources, Inc., 4.500%, 4/15/2023	8,453,990
418,000	Continental Resources, Inc., 5.000%, 9/15/2022	410,685
3,480,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	3,370,624
20,735,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A(a)(c)	1,969,825
10,098,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	8,659,035
2,000,000	Montage Resources Corp., 8.875%, 7/15/2023	1,580,000
2,660,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023(a)(c)	448,370
2,770,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	1,931,909
30,495,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	30,456,881
93,333	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	92,867

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$7,215,000	Parsley Energy LLC/Parsley Finance Corp., 4.125%, 2/15/2028, 144A	$6,529,575
4,270,000	QEP Resources, Inc., 5.250%, 5/01/2023	2,818,200
190,000	Range Resources Corp., 4.875%, 5/15/2025	143,450
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023(a)(c)(i)	67,625
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021(a)(c)(i)	31,050
46,032,000	SM Energy Co., 10.000%, 1/15/2025, 144A	43,731,781
25,660,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	15,396,000
3,615,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	2,187,075
38,670,000	Whiting Petroleum Corp., 5.750%, 3/15/2021(a)(c)(i)	7,443,975
7,005,000	Whiting Petroleum Corp., 6.250%, 4/01/2023(a)(c)(i)	1,215,858
33,205,000	Whiting Petroleum Corp., 6.625%, 1/15/2026(a)(c)(i)	5,893,887
9,140,000	WPX Energy, Inc., 4.500%, 1/15/2030	8,043,200

		206,273,738

	Life Insurance – 3.4%
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,704,943
67,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(h)	87,290,050
7,878,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	7,160,820
20,335,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	22,571,806
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	15,696,352
2,030,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	2,836,925
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	15,692,902
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	73,665,860
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(a)(c)	62,130,275
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(a)(c)	16,736,321
2,500,000	Prudential Financial, Inc., MTN, 3.700%, 3/13/2051	2,743,625

		313,229,879

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Local Authorities – 0.8%
$99,500,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	$70,627,497
1,507,000	Ontario Hydro, 6.042%, 11/27/2020, (CAD)(j)	1,108,360

		71,735,857

	Media Entertainment – 0.5%
164,410,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	5,274,396
33,670,000	ViacomCBS, Inc., 4.950%, 5/19/2050	37,502,576

		42,776,972

	Metals & Mining – 1.2%
35,180,000	ArcelorMittal S.A., 7.000%, 3/01/2041	41,144,769
3,635,000	ArcelorMittal S.A., 7.250%, 10/15/2039	4,343,825
3,950,000	Barrick Gold Corp., Series A, 5.800%, 11/15/2034	4,887,127
5,370,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	7,586,244
12,096,000	Commercial Metals Co., 5.375%, 7/15/2027	12,247,200
5,000,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	4,737,500
16,650,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	16,300,350
1,445,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,383,588
2,570,000	Kaiser Aluminum Corp., 6.500%, 5/01/2025, 144A	2,656,738
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	8,703,180
11,640,000	United States Steel Corp., 6.650%, 6/01/2037	7,566,000

		111,556,521

	Midstream – 0.7%
755,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	751,225
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	8,145,000
7,325,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	7,863,847
1,455,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,548,968
17,922,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	13,531,110
11,555,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	9,590,650

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	$250,202
16,100,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(a)(c)(h)	2,092,195
18,753,000	Williams Cos., Inc. (The), 3.350%, 8/15/2022	19,505,735

		63,278,932

	Mortgage Related – 0.0%
28,039	FHLMC, 5.000%, 12/01/2031	30,825

	Oil Field Services – 0.9%
8,997,000	Global Marine, Inc., 7.000%, 6/01/2028	4,138,620
13,165,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	3,140,906
10,000	Precision Drilling Corp., 5.250%, 11/15/2024	6,680
2,680	Precision Drilling Corp., 6.500%, 12/15/2021	2,492
2,710,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	1,219,500
23,959,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	21,802,690
51,710,000	Transocean, Inc., 5.800%, 10/15/2022(a)(c)	27,664,850
69,157,000	Transocean, Inc., 6.800%, 3/15/2038(a)(c)	19,878,488
4,030,000	Transocean, Inc., 7.500%, 4/15/2031(a)(c)	1,128,400
15,500,000	Valaris PLC, 7.750%, 2/01/2026(a)(c)	1,158,470

		80,141,096

	Packaging – 0.1%
12,925,000	Owens-Brockway Glass Container, Inc., 6.625%, 5/13/2027, 144A	13,442,000

	Paper – 1.6%
38,882,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	58,036,022
9,625,000	International Paper Co., 8.700%, 6/15/2038	14,751,519
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031	11,679,895
25,138,000	WestRock MWV LLC, 8.200%, 1/15/2030	35,554,135
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,993,556
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	19,414,552

		144,429,679

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Property & Casualty Insurance – 0.8%
$13,985,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.479%, 1/15/2033, 144A(f)(g)	$5,594,000
80,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.479%, 1/15/2033(f)(g)	32,000
28,955,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/2050, 144A	30,881,121
4,810,000	Radian Group, Inc., 4.500%, 10/01/2024	4,641,650
2,825,000	Radian Group, Inc., 4.875%, 3/15/2027	2,655,500
33,290,000	Radian Group, Inc., 6.625%, 3/15/2025	34,122,250

		77,926,521

	REITs - Hotels – 0.2%
821,000	Service Properties Trust, 3.950%, 1/15/2028	661,112
8,807,000	Service Properties Trust, 4.350%, 10/01/2024	7,937,781
2,507,000	Service Properties Trust, 4.500%, 6/15/2023	2,400,280
1,400,000	Service Properties Trust, 4.650%, 3/15/2024	1,265,195
1,146,000	Service Properties Trust, 4.750%, 10/01/2026	1,013,875
4,085,000	Service Properties Trust, 4.950%, 2/15/2027	3,585,049

		16,863,292

	Retailers – 0.7%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,671,710
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	7,195,215
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,374,757
1,795,000	Hanesbrands, Inc., 5.375%, 5/15/2025, 144A	1,815,194
36,970,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036(a)(c)(i)	184,850
3,515,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097(a)(c)(i)	37,154
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,134,152
41,870,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	36,426,900

		61,839,932

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Supermarkets – 0.3%
$14,985,000		Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 5.750%, 3/15/2025	$15,312,872
6,795,000		Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 6.625%, 6/15/2024	6,964,875
2,705,000		Safeway, Inc., 7.250%, 2/01/2031	2,880,825

			25,158,572

		Supranational – 0.1%
18,525,000		European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	12,854,348

		Technology – 1.5%
49,820,000		Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	48,449,950
35,206,000		KLA Corp., 4.650%, 11/01/2024	40,353,341
12,970,000		KLA Corp., 5.650%, 11/01/2034	16,880,084
5,205,000		Micron Technology, Inc., 4.975%, 2/06/2026	5,971,955
2,024,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,449,222
9,561,000		Seagate HDD Cayman, 4.091%, 6/01/2029, 144A	9,979,389
8,816,000		Seagate HDD Cayman, 4.875%, 6/01/2027	9,561,164

			133,645,105

		Transportation Services – 0.5%
20,994,000		Fenix Marine Service Holdings Ltd., 8.000%, 1/15/2024(a)(c)	15,558,864
31,370,000		Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	34,311,171

			49,870,035

		Treasuries – 34.2%
545,500,000		Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	402,173,652
8,600,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	38,407,683
4,579,595	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	22,515,919
39,547,655	(†††)	Mexican Fixed Rate Bonds, Series M, 8.000%, 12/07/2023, (MXN)	189,545,529
10,160,320	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	49,234,750
3,288,446	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	16,935,043
34,470,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	180,440,166

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
$113,749	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	$595,442
128,565,000		New Zealand Government Bond, Series 0521, 6.000%, 5/15/2021, (NZD)	87,109,475
764,599,000		Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	82,016,774
253,010,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	50,712,731
97,345,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	20,898,896
848,230,000		U.S. Treasury Bond, 1.250%, 5/15/2050	814,996,612
55,870,000		U.S. Treasury Bond, 2.000%, 2/15/2050	63,984,245
203,945,000		U.S. Treasury Bond, 3.000%, 8/15/2048	280,472,176
80,000,000		U.S. Treasury Note, 1.500%, 9/30/2021	81,318,750
468,275,000		U.S. Treasury Note, 1.500%, 10/31/2021	476,542,980
279,500,000		U.S. Treasury Note, 1.500%, 11/30/2021	284,740,625

			3,142,641,448

		Wireless – 0.2%
281,500,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	12,353,691
143,600,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	6,372,412

			18,726,103

		Wirelines – 4.8%
137,303,000		AT&T, Inc., 4.300%, 2/15/2030	160,912,092
15,760,000		AT&T, Inc., 4.500%, 3/09/2048	18,629,579
19,930,000		AT&T, Inc., 4.550%, 3/09/2049	23,497,880
10,946,000		Bell Canada, Inc., MTN, 6.100%, 3/16/2035, 144A, (CAD)	10,801,032
5,790,000		Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,708,711
3,695,000		Bell Canada, Inc., MTN, 7.300%, 2/23/2032, 144A, (CAD)	3,884,350
1,875,000		CenturyLink, Inc., 5.625%, 4/01/2025	1,938,750
1,700,000		CenturyLink, Inc., Series S, 6.450%, 6/15/2021	1,738,590
11,795,000		CenturyLink, Inc., Series W, 6.750%, 12/01/2023	12,677,148
3,825,000		Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	3,688,754

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$3,036,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	$3,168,825
8,990,000	Qwest Corp., 7.250%, 9/15/2025	10,198,479
49,543,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	53,853,241
23,485,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	26,479,337
13,590,000	Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	20,391,643
71,128,000	Verizon Communications, Inc., 4.329%, 9/21/2028	85,758,318

		443,326,729

	Total Non-Convertible Bonds (Identified Cost $8,021,045,103)	7,327,577,367

Convertible Bonds – 3.6%

	Cable Satellite – 2.3%
48,505,000	DISH Network Corp., 2.375%, 3/15/2024	43,404,530
184,765,000	DISH Network Corp., 3.375%, 8/15/2026	169,727,837

		213,132,367

	Independent Energy – 0.0%
92,990,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(a)(c)(i)	2,453,076
3,269,000	Whiting Petroleum Corp., 1.250%, 4/01/2020(a)(b)(c)(i)	629,283

		3,082,359

	Pharmaceuticals – 0.1%
4,102,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	5,012,886
1,263,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	1,469,844

		6,482,730

	REITs - Diversified – 0.2%
18,765,000	iStar, Inc., 3.125%, 9/15/2022	19,972,997

	Technology – 1.0%
13,345,000	Booking Holdings, Inc., 0.900%, 9/15/2021	14,178,880
2,185,000	Evolent Health, Inc., 2.000%, 12/01/2021	1,902,316
26,148,000	Nuance Communications, Inc., 1.000%, 12/15/2035	30,855,686
14,263,000	Nuance Communications, Inc., 1.250%, 4/01/2025	19,894,175

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$1,363,000	Nuance Communications, Inc., 1.500%, 11/01/2035	$1,763,596
23,950,000	Western Digital Corp., 1.500%, 2/01/2024	22,513,816

		91,108,469

	Total Convertible Bonds (Identified Cost $412,369,343)	333,778,922

Municipals – 1.4%

	Illinois – 0.3%
25,725,000	State of Illinois, 5.100%, 6/01/2033	26,096,726

	Michigan – 0.1%
12,215,000	Michigan Tobacco Settlement Finance Authority, Series A, 7.309%, 6/01/2034	12,234,544

	Virginia – 1.0%
94,480,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	90,465,545

	Total Municipals (Identified Cost $126,813,684)	128,796,815

	Total Bonds and Notes (Identified Cost $8,560,228,130)	7,790,153,104

Senior Loans – 0.0%

	Technology – 0.0%
7,048,927	IQOR U.S., Inc., 2nd Lien Term Loan, 10.183%, 4/01/2022 (a)(c)(g) (Identified Cost $6,911,644)	1,594,820

Shares
Common Stocks – 10.1%

	Automobiles – 1.4%
21,480,222	Ford Motor Co.	130,599,750

	Chemicals – 0.1%
733,495	Hexion Holdings Corp., Class B(f)	5,180,675

	Diversified Telecommunication Services – 3.7%
11,115,698	AT&T, Inc.	336,027,551

	Electronic Equipment, Instruments & Components – 1.2%
4,304,382	Corning, Inc.	111,483,494

	Media – 0.0%
1,740,413	Clear Channel Outdoor Holdings, Inc.(f)	1,810,030
83,772	iHeartMedia, Inc., Class A(f)	699,496

		2,509,526

Shares	Description	Value (†)
Common Stocks – continued

	Oil, Gas & Consumable Fuels – 0.0%
93,585	Battalion Oil Corp.(f)	$889,058
5,167	Chesapeake Energy Corp.(b)(e)(f)	—
2,354	Frontera Energy Corp.	5,895
209,391	Paragon Offshore Ltd., Litigation Units, Class A(a)(b)(d)(e)(f)	—
299,302	Paragon Offshore Ltd., Litigation Units, Class B(d)(f)	897,906
2,021	Southcross Holdings Group LLC(d)(f)	—
2,021	Southcross Holdings LP, Class A(a)(b)(d)(e)	133,992

		1,926,851

	Pharmaceuticals – 3.7%
5,822,378	Bristol-Myers Squibb Co.	342,355,826

	Total Common Stocks (Identified Cost $1,040,623,347)	930,083,673

Preferred Stocks – 0.6%

Convertible Preferred Stocks – 0.4%

	Banking – 0.2%
11,443	Bank of America Corp., Series L, 7.250%	15,358,795

	Communications – 0.0%
4,982	Cincinnati Bell, Inc., Series B, 6.750%	237,890

	Independent Energy – 0.0%
257,387	Chesapeake Energy Corp., 4.500%(a)(b)(e)	—
503,052	Chesapeake Energy Corp., 5.000%(a)(b)(e)	—
16,454	Chesapeake Energy Corp., 5.750%, 144A(a)(b)(e)	—

		—

	Midstream – 0.2%
3,044	Chesapeake Energy Corp., 5.750%(a)(b)(e)	—
50,481	Chesapeake Energy Corp., 5.750%(a)(b)(e)	—
39,322	Chesapeake Energy Corp., 5.750%, 144A(a)(b)(e)	—
433,942	El Paso Energy Capital Trust I, 4.750%	19,293,061

		19,293,061

	Total Convertible Preferred Stocks (Identified Cost $174,382,771)	34,889,746

Non-Convertible Preferred Stocks – 0.2%

	Electric – 0.0%
2,925	Connecticut Light & Power Co. (The), Series 1947, 1.900%	139,669

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Electric – continued
50,100	Southern California Edison Co., 4.780%	$1,203,402

		1,343,071

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(f)	201,952

	REITs - Diversified – 0.0%
16,004	iStar, Inc., Series G, 7.650%	389,857

	REITs - Office Property – 0.1%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,897,500

	REITs - Warehouse/Industrials – 0.1%
169,007	Prologis, Inc., Series Q, 8.540%	11,365,721

	Total Non-Convertible Preferred Stocks (Identified Cost $11,892,010)	16,198,101

	Total Preferred Stocks (Identified Cost $186,274,781)	51,087,847

Closed-End Investment Companies – 0.0%
170,002	NexPoint Strategic Opportunities Fund (Identified Cost $9,807,937)	1,788,421

Warrants – 0.1%
629,465	iHeartMedia, Inc., Expiration on 5/1/2039(f)	5,507,819
2,721,374	SM Energy Co., Expiration on 6/30/2023(a)(b)(e)(f)	506,992

	Total Warrants (Identified Cost $15,358,279)	6,014,811

Principal Amount (‡)
Short-Term Investments – 4.2%
$16,704,156,763	Central Bank of Iceland, 0.000%, (ISK)(g)(k)	120,790,779
81,189,541	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $81,189,541 on 7/01/2020 collateralized by $82,878,100 U.S.Treasury Notes, 0.125% due 6/30/2022 valued at $82,813,373 including accrued interest(l)	81,189,541
183,335,000	U.S. Treasury Bills, 0.120%, 1/28/2021(m)	183,157,700

	Total Short-Term Investments (Identified Cost $400,356,500)	385,138,020

Description	Value (†)
Total Investments – 99.7% (Identified Cost $10,219,560,618)	$9,165,860,696
Other assets less liabilities – 0.3%	29,877,241

Net Assets – 100.0%	$9,195,737,937

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2020, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$228,820,382	2.5%	$8,700,312	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Illiquid security.
(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2020, the value of these securities amounted to $228,820,382 or 2.5% of net assets.
(d)	Securities subject to restriction on resale. At June 30, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	$20,406,608	$6,300,744	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	9,140,499	933,611	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	25,395,339	—	—
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	1,451,033	—	—
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	28,157,326	897,906	Less than 0.1%
Southcross Holdings Group LLC	4/29/2016	—	—	—
Southcross Holdings LP, Class A	4/29/2016	2,950,992	133,992	Less than 0.1%

(e)	Fair valued by the Fund’s adviser. At June 30, 2020, the value of these securities amounted to $8,700,312 or 0.1% of net assets.
(f)	Non-income producing security.
(g)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(h)	Perpetual bond with no specified maturity date.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(k)	Security callable by issuer at any time. No specified maturity date.
(l)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $1,317,404,400 or 14.3% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Affiliated Holdings

As a result of a business restructuring, the Fund received common stock shares of Bellatrix Exploration Ltd. (the “Company”) which constitutes more than 5% of the voting securities of the Company. As such, the Company was considered to be an affiliate at September 30, 2019. These securities were sold during the period ended June 30, 2020. A summary of affiliated transactions for the period ended June 30, 2020, is as follows:

	Beginning Value	Purchase Cost	Sales Proceeds	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Investment Income
Bellatrix Exploration Ltd., 8.500%	$4,515,000	$—	$—	$21,266	$(7,405,404)	$2,869,138	$—	$—
Bellatrix Exploration Ltd., 12.500% (9.500% PIK, 3.000% Cash)	—	—	—	272,639	(5,802,080)	5,529,441	—	—
Bellatrix Exploration Ltd.	—	—	—	—	(3,790,394)	3,790,394	—	—

	$4,515,000	$—	$—	$293,905	$(16,997,878)	$12,188,973	$—	$—

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$28,398,271	(a)(b)	$28,398,271
Finance Companies	3,046,722	447,664,201	824,973	(c)	451,535,896
All Other Non-Convertible Bonds*	—	6,847,643,200	—		6,847,643,200

Total Non-Convertible Bonds	3,046,722	7,295,307,401	29,223,244		7,327,577,367

Convertible Bonds
Independent Energy	—	2,453,076	629,283	(d)	3,082,359
All Other Convertible Bonds*	—	330,696,563	—		330,696,563

Total Convertible Bonds	—	333,149,639	629,283		333,778,922

Municipals*	—	128,796,815	—		128,796,815

Total Bonds and Notes	3,046,722	7,757,253,855	29,852,527		7,790,153,104

Senior Loans*	—	1,594,820	—		1,594,820
Common Stocks
Chemicals	—	5,180,675	—		5,180,675
Oil, Gas & Consumable Fuels	894,953	897,906	133,992	(b)(c)	1,926,851
All Other Common Stocks*	922,976,147	—	—		922,976,147

Total Common Stocks	923,871,100	6,078,581	133,992		930,083,673

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	—	—	(b)	—
Midstream	19,293,061	—	—	(b)	19,293,061
All Other Convertible Preferred Stocks*	15,596,685	—	—		15,596,685

Total Convertible Preferred Stocks	34,889,746	—	—		34,889,746

Non-Convertible Preferred Stocks
Electric	1,203,402	139,669	—		1,343,071
REITs - Office Property	—	2,897,500	—		2,897,500
REITs - Warehouse/Industrials	—	11,365,721	—		11,365,721
All Other Non-Convertible Preferred Stocks*	591,809	—	—		591,809

Total Non-Convertible Preferred Stocks	1,795,211	14,402,890	—		16,198,101

Total Preferred Stocks	36,684,957	14,402,890	—		51,087,847

Closed-End Investment Companies	1,788,421	—	—		1,788,421
Warrants	—	5,507,819	506,992	(c)	6,014,811
Short-Term Investments	—	385,138,020	—		385,138,020

Total	$965,391,200	$8,169,975,985	$30,493,511		$9,165,860,696

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($21,163,916) or fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker ($7,234,355).
(b)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.
(c)	Fair valued by the Fund’s adviser.
(d)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or June 30, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2020
Bonds and Notes
Non-Convertible Bonds
ABS Other	$43,042,193	(a)	$—	$2,339	$(22,241,429)	$1,192,476	$(3,678,858)	$10,081,550	$—	$28,398,271	(a)	$(22,233,059)
Finance Companies	1,511,802		1,133	—	(687,962)	—	—	—	—	824,973		(687,962)
Independent Energy	4,515,000	(a)	293,905	(13,207,484)	8,398,579	—	—	—	—	—		—
Convertible Bonds
Independent Energy	—		197,391	—	(2,622,160)	1,216,663	—	1,837,389	—	629,283		(2,622,160)
Common Stocks
Oil, Gas & Consumable Fuels	2,094	(a)	—	(3,795,786)	(32,354,954)	35,373,199	(11)	909,450	—	133,992	(a)	(36,145,348)
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	5,763,342		—	—	(35,931,516)	—	—	30,168,174	—	—	(a)	(35,931,516)
Midstream	32,521,942		—	—	(32,521,942)	—	—	—	—	—	(a)	(32,521,942)
Warrants	—		—	—	425,079	81,913	—	—	—	506,992		425,079

Total	$87,356,373		$492,429	$(17,000,931)	$(117,536,305)	$37,864,251	$(3,678,869)	$42,996,563	$—	$30,493,511		$(129,716,908)

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 Inputs.

Debt securities valued at $11,918,939 were transferred from Level 2 to Level 3 during the period ended June 30, 2020. At September 30, 2019, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

A common stock valued at $909,450 was transferred from Level 2 to Level 3 during the period ended June 30, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the security.

A preferred stock valued at $11,052,198 was transferred from Level 1 to Level 3 during the period ended June 30, 2020. At September 30, 2019, this security was valued at the closing bid quotation in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A preferred stock valued at $19,115,976 was transferred from Level 2 to Level 3 during the period ended June 30, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Industry Summary at June 30, 2020 (Unaudited)

Treasuries	34.2%
Banking	5.8
Finance Companies	4.9
Wirelines	4.8
Pharmaceuticals	3.8
Diversified Telecommunication Services	3.7
Life Insurance	3.4
Cable Satellite	3.2
Healthcare	3.2
Technology	2.5
Automotive	2.4
Independent Energy	2.2
Other Investments, less than 2% each	21.4
Short-Term Investments	4.2
Closed-End Investment Companies	0.0 *

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

*	Less than 0.1%

Currency Exposure Summary at June 30, 2020 (Unaudited)

United States Dollar	82.7%
Mexican Peso	5.7
Canadian Dollar	5.7
Other, less than 2% each	5.6

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%